Reconciliation of Projected Benefit Obligations, Plan Assets and Funded Status of Plans (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in projected benefit obligation
Benefits paid	$ (62.6)	[1]	$ (62.6)
Change in plan assets
Employer contributions			17.8	15.6	14.6
Benefits paid	(62.6)	[1]	(62.6)
Pension Settlement Charge	38.7		38.7	0	0
Pension Benefits [Member]
Change in projected benefit obligation
Benefit obligation at January 1,			746.1	678.0
Service cost			6.5	6.4	6.4
Interest cost			33.4	34.5	34.9
Amendments			7.5
Actuarial loss (gain)			68.7	70.0
Foreign currency exchange rate changes			1.8	(1.2)
Curtailments, net of taxes of $(19.5) in 2012 for pension benefits			(29.2)
Settlements, net of taxes of $(10.6) in 2012 for pension benefits			(77.3)
Benefits paid			(40.7)	(41.6)
Projected benefit obligation at December 31,	716.8		716.8	746.1	678.0
Change in plan assets
Fair value of plan assets at January 1,			583.0	569.9
Actual return on plan assets			59.0	9.2
Employer contributions			7.6	46.6
Foreign currency exchange rate changes			1.7	(1.1)
Settlements			(62.6)	0
Benefits paid			(40.7)	(41.6)
Fair value of plan assets at December 31,	548.0		548.0	583.0	569.9
Funded status of plan	168.8		168.8	163.1
Other Benefits [Member]
Change in projected benefit obligation
Benefit obligation at January 1,			29.9	33.6
Service cost			0.5	0.6	0.5
Interest cost			1.2	1.6	1.7
Plan participants' contributions			1.1	1.1
Amendments			0	0
Actuarial loss (gain)			(1.7)	(3.0)
Foreign currency exchange rate changes			0	0
Curtailments, net of taxes of $(19.5) in 2012 for pension benefits			0	0
Settlements, net of taxes of $(10.6) in 2012 for pension benefits			0	0
Benefits paid			(3.7)	(4.0)
Projected benefit obligation at December 31,	27.3		27.3	29.9	33.6
Change in plan assets
Fair value of plan assets at January 1,			19.3	18.9
Actual return on plan assets			2.1	0.4
Employer contributions			2.6	2.9
Plan participants contributions			1.1	1.1
Foreign currency exchange rate changes			0	0
Settlements			0	0
Benefits paid			(3.7)	(4.0)
Fair value of plan assets at December 31,	21.4		21.4	19.3	18.9
Funded status of plan	$ 5.9		$ 5.9	$ 10.6

[1]	The sum of the quarterly EPS does not equal the annual EPS due to changes in the weighted-average shares between periods.